Income Taxes - Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current provision (benefit)
Federal	$ 2,025	$ 1,403	$ 3
State	644	598	496
Total current provision (benefit)	2,669	2,001	499
Deferred provision (benefit)
Federal	0	0	0
State	0	0	0
Total deferred provision (benefit)	0	0	0
Total provision (benefit)	$ 2,669	$ 2,001	$ 499